Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Guarantees
Maturity less than 1 year	SFr 10,710	SFr 13,642
Maturity greater than 1 year	7,502	8,850
Total gross amount	18,212	22,492
Total net amount	17,509	21,634
Carrying value	176	240
Collateral received	7,107	9,138
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,558	2,261
Maturity greater than 1 year	990	1,049
Total gross amount	2,548	3,310
Total net amount	2,490	3,197
Carrying value	18	22
Collateral received	1,636	2,068
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,489	4,280
Maturity greater than 1 year	2,310	2,992
Total gross amount	5,799	7,272
Total net amount	5,155	6,527
Carrying value	39	61
Collateral received	2,843	3,778
Derivatives
Guarantees
Maturity less than 1 year	1,966	2,646
Maturity greater than 1 year	2,061	2,596
Total gross amount	4,027	5,242
Total net amount	4,027	5,242
Carrying value	59	101
Other guarantees
Guarantees
Maturity less than 1 year	3,697	4,455
Maturity greater than 1 year	2,141	2,213
Total gross amount	5,838	6,668
Total net amount	5,837	6,668
Carrying value	60	56
Collateral received	SFr 2,628	SFr 3,292